Consolidated Statements of Comprehensive Earnings (Loss) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net earnings (loss)		$ (425)	$ (253)	$ 176
Other comprehensive loss
Net actuarial gains (losses) on defined benefit plans, net of tax	[1]	37	(11)	(26)
Losses on derivatives designated as cash flow hedges, net of tax		0	(1)	0
Total items that will not be reclassified subsequently to net earnings		37	(12)	(26)
Losses on translating net assets of foreign operations, net of tax		(14)	(11)	(59)
Gains on financial instruments designated as hedges of foreign operations, net of tax		0	11	21
Gains (losses) on derivatives designated as cash flow hedges, net of tax	[2]	(200)	20	61
Reclassification of gains on derivatives designated as cash flow hedges to net earnings, net of tax	[3]	(8)	(110)	(42)
Total items that will be reclassified subsequently to net earnings		(222)	(90)	(19)
Other comprehensive loss		(185)	(102)	(45)
Total comprehensive earnings (loss)		(610)	(355)	131
Total comprehensive earnings (loss) attributable to:
TransAlta shareholders		(693)	(439)	54
Non-controlling interests		$ 83	$ 84	$ 77

[1]	Net of income tax expense of $11 million for the year ended Dec. 31, 2021 (2020 — $3 million recovery, 2019 — $7 million recovery).
[2]	Net of income tax recovery of $55 million for the year ended Dec. 31, 2021 (2020 —$8 million expense, 2019 — $16 million expense).
[3]	Net of reclassification of income tax recovery of $2 million for the year ended Dec. 31, 2021 (2020 —$31 million recovery, 2019 — $10 million recovery).